COUNTERPOINT HIGH YIELD TREND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	FIXED INCOME - 99.8%
1,630,226	iShares Broad USD High Yield Corporate Bond ETF	$ 61,149,777
569,649	iShares iBoxx High Yield Corporate Bond ETF(a)	45,942,192
472,367	SPDR Bloomberg High Yield Bond ETF(a)	45,947,138
	TOTAL EXCHANGE-TRADED FUNDS (Cost $148,689,403)	153,039,107
	SHORT-TERM INVESTMENTS — 30.6%
	COLLATERAL FOR SECURITIES LOANED - 30.6%
46,967,106	Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.27% (Cost $46,967,106)(b),(c)	46,967,106

	TOTAL INVESTMENTS - 130.4% (Cost $195,656,509)	$ 200,006,213
	LIABILITIES IN EXCESS OF OTHER ASSETS - (30.4)%	(46,683,994)
	NET ASSETS - 100.0%	$ 153,322,219

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a) (b)

All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $46,209,673.

Security was purchased with cash received as collateral for securities on loan at June 30, 2025. Total collateral had a value of $46,967,106 at June 30, 2025.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6%
	AEROSPACE & DEFENSE - 6.2%
4,364	Elbit Systems Ltd.	$ 1,961,618
10,647	Howmet Aerospace, Inc.	1,981,726
42,651	Leonardo DRS, Inc.	1,982,418
		5,925,762
	AUTOMOTIVE - 2.0%
109,566	Dana, Inc.	1,879,057

	COMMERCIAL SUPPORT SERVICES - 1.9%
89,743	AMN Healthcare Services, Inc.(a)	1,854,988

	CONSUMER SERVICES - 2.0%
82,889	Laureate Education, Inc.(a)	1,937,945

	ELECTRIC UTILITIES - 3.8%
11,624	NRG Energy, Inc.	1,866,582
223,905	XPLR Infrastructure, L.P.	1,836,021
		3,702,603
	ENGINEERING & CONSTRUCTION - 2.0%
7,882	Dycom Industries, Inc.(a)	1,926,282

	ENTERTAINMENT CONTENT - 3.9%
33,204	Fox Corporation, Class A	1,860,752
17,869	ROBLOX Corporation, Class A(a)	1,879,819
		3,740,571
	HEALTH CARE FACILITIES & SERVICES - 10.0%
11,374	Cardinal Health, Inc.	1,910,832
6,359	Cencora, Inc.	1,906,746
35,213	Centene Corporation(a)	1,911,363
15,523	Encompass Health Corporation	1,903,585
2,607	McKesson Corporation	1,910,357
		9,542,883
	INDUSTRIAL INTERMEDIATE PROD - 2.0%
23,906	Mueller Industries, Inc.	1,899,810

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INSURANCE - 14.1%
18,368	Axis Capital Holdings Ltd.	$ 1,906,966
241,242	Genworth Financial, Inc., Class A(a)	1,876,863
82,039	Heritage Insurance Holdings, Inc.(a)	2,046,052
28,899	Mercury General Corporation	1,946,059
49,888	Old Republic International Corporation	1,917,695
12,292	Palomar Holdings, Inc.(a)	1,896,041
23,702	Unum Group	1,914,174
		13,503,850
	INTERNET MEDIA & SERVICES - 2.0%
6,657	VeriSign, Inc.	1,922,542

	LEISURE FACILITIES & SERVICES - 2.0%
178,506	Super Group SGHC Ltd.	1,958,210

	METALS & MINING - 8.0%
40,933	Anglogold Ashanti PLC	1,865,317
126,019	Hallador Energy Company(a)	1,994,880
10,556	Royal Gold, Inc.	1,877,279
150,566	SSR Mining, Inc.(a)	1,918,211
		7,655,687
	OIL & GAS PRODUCERS - 13.7%
66,612	Comstock Resources, Inc.(a)	1,843,154
64,512	Excelerate Energy, Inc., Class A	1,891,492
15,920	Expand Energy Corporation	1,861,685
9,208	Gulfport Energy Corporation(a)	1,852,373
65,480	Kinder Morgan, Inc.	1,925,112
36,767	MPLX, L.P.	1,893,868
30,124	Williams Companies, Inc. (The)	1,892,088
		13,159,772
	RETAIL - CONSUMER STAPLES - 2.0%
19,568	Walmart, Inc.	1,913,359

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL - DISCRETIONARY - 2.0%
21,407	O'Reilly Automotive, Inc.(a)	$ 1,929,413

	SOFTWARE - 9.9%
98,388	AvePoint, Inc.(a)	1,899,872
24,967	Nutanix, Inc., Class A(a)	1,908,477
6,691	Veeva Systems, Inc., Class A(a)	1,926,875
223,279	Yext, Inc.(a)	1,897,872
24,363	Zoom Communications, Inc.(a)	1,899,827
		9,532,923
	TECHNOLOGY HARDWARE - 4.0%
27,261	Cisco Systems, Inc.	1,891,368
8,698	Jabil, Inc.	1,897,034
		3,788,402
	TELECOMMUNICATIONS - 6.1%
67,376	AT&T, Inc.	1,949,861
52,363	Millicom International Cellular S.A.	1,962,041
8,160	T-Mobile US, Inc.	1,944,202
		5,856,104
	TOBACCO & CANNABIS - 2.0%
10,446	Philip Morris International, Inc.	1,902,530

	TOTAL COMMON STOCKS (Cost $92,467,809)	95,532,693

	TOTAL INVESTMENTS - 99.6% (Cost $92,467,809)	$ 95,532,693
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	374,202
	NET ASSETS - 100.0%	$ 95,906,895

L.P.	- Limited Partnership
Ltd.	- Limited Company
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.